Filed Pursuant to Rule 497(e)

File Nos. 333-195493; 811-22961

Alpha Architect U.S. Quantitative Value ETF

Ticker Symbol: QVAL

Alpha Architect International Quantitative Value ETF

Ticker Symbol: IVAL

Alpha Architect U.S. Quantitative Momentum ETF

Ticker Symbol: QMOM

Alpha Architect International Quantitative Momentum ETF

Ticker Symbol: IMOM

Alpha Architect Value Momentum Trend ETF

Ticker Symbol: VMOT

each a series of Alpha Architect ETF Trust
(each a “Fund” and collectively, the “Funds”)

Supplement dated January 19, 2022

to the
Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”)
each dated January 31, 2021

Each Fund is currently passively-managed and seeks to track the performance of its respective index, as noted in the table below. Effective as of January 31, 2022, each Fund will become actively-managed by its investment adviser, Empowered Funds, LLC. Each Fund’s existing and new investment objective is set forth in the table below. Notwithstanding the foregoing changes, each Fund will continue to be managed via the same quantitative methodologies as has been used since the date of its commencement of operations.

Fund Name	New Investment Objective (Effective 1-31-2022)	Current Investment Objective
Alpha Architect U.S. Quantitative Value ETF	Seeks long-term capital appreciation.	Seeks to track the total return performance, before fees and expenses, of the Alpha Architect Quantitative Value Index.
Alpha Architect U.S. Quantitative Momentum ETF	Seeks long-term capital appreciation.	Seeks to track the total return performance, before fees and expenses, of the Alpha Architect Quantitative Momentum Index.
Alpha Architect International Quantitative Value ETF	Seeks long-term capital appreciation.	Seeks to track the total return performance, before fees and expenses, of the Alpha Architect International Quantitative Value Index.
Alpha Architect International Quantitative Momentum ETF	Seeks long-term capital appreciation.	Seeks to track the total return performance, before fees and expenses, of the Alpha Architect International Quantitative Momentum Index.
Alpha Architect Value Momentum Trend ETF	Seeks long term capital appreciation while attempting to minimize market drawdowns.	Seeks to track the total return performance, before fees and expenses, of the Alpha Architect Value Momentum Trend Index.

Please retain this Supplement with your Summary Prospectuses, Prospectus, and SAI.